Derivative Instruments	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments
Derivative Instruments

The Partnership uses derivatives to manage certain risks in accordance with its overall risk management policies.

Foreign Exchange Risk

The Partnership economically hedges portions of its forecasted expenditures denominated in foreign currencies with foreign currency forward contracts. The Partnership has not designated, for accounting purposes, any of the foreign currency forward contracts held during the years ended December 31, 2017 and 2016, as cash flow hedges.

As at December 31, 2017, the Partnership was committed to the following foreign currency forward contracts:

	Contract Amount in Foreign Currency (thousands)	Fair Value / Carrying Amount of Asset/(Liability) (in thousands of U.S. Dollars) Non-hedge	Average Forward Rate(1)	Expected Maturity
				2018	2019
				(in thousands of U.S. Dollars)
Norwegian Kroner	365,000	(455)	8.07	38,390	6,849
Euro	11,000	98	0.83	13,271	—
		(357)		51,661	6,849

(1)	Average forward rate represents the contracted amount of foreign currency one U.S. Dollar will buy.

In connection with its issuance of NOK bonds, the Partnership entered into cross currency swaps pursuant to which it receives the principal amount in NOK on the repayment and maturity dates, in exchange for payments of a fixed U.S. Dollar amount. In addition, the cross currency swaps exchange a receipt of floating interest in NOK based on NIBOR plus a margin for a payment of U.S. Dollar fixed interest. The purpose of the cross currency swaps is to economically hedge the foreign currency exposure on the payment of interest and repayments of principal amounts of the Partnership’s NOK bonds due through 2019 (see note 8). In addition, the cross currency swaps economically hedge the interest rate exposure on the NOK bonds. The Partnership has not designated, for accounting purposes, these cross currency swaps as cash flow hedges of its NOK bonds. During 2017, the Partnership settled certain of these cross currency swaps and incurred a realized loss during the year ended December 31, 2017, which is included in foreign currency exchange loss in in the audited consolidated statements of (loss) income.

As at December 31, 2017, the Partnership was committed to the following cross currency swap:

Principal Amount NOK (thousands)	Principal Amount USD (thousands)	Floating Rate Receivable		Fixed Rate Payable	Fair Value / Asset (Liability)	Remaining Term (years)
		Reference Rate	Margin
1,000,000	162,200	NIBOR	4.25%	7.45%	(44,006)	1.1

Interest Rate Risk

The Partnership enters into interest rate swaps, which exchange a receipt of floating interest for a payment of fixed interest to reduce the Partnership’s exposure to interest rate variability on its outstanding floating-rate debt. Certain of these interest rate swaps are designated and accounted for as hedges in the consolidated financial statements or within our equity-accounted for investments.

As at December 31, 2017, the Partnership and its consolidated subsidiaries were committed to the following interest rate swap agreements:

			Fair Value /
			Carrying	Weighted-
			Amount of	Average	Fixed
	Interest	Notional	Assets	Remaining	Interest
	Rate	Amount	(Liability)	Term	Rate
	Index	$	$	(years)	(%) (1)
U.S. Dollar-denominated interest rate swaps (2)(3)	LIBOR	700,000	(127,985)	7.5	4.3%
U.S. Dollar-denominated interest rate swaps (3)(4)	LIBOR	1,002,525	(40,262)	4.0	2.9%
		1,702,525	(168,247)

(1)	Excludes the margin the Partnership pays on its variable-rate debt, which as at December 31, 2017, ranged from 0.90% to 3.75%.

(2)	Notional amount remains constant over the term of the swap.

(3)
During the year ended December 31, 2017 the Partnership and the applicable financial institutions agreed to lower the fixed interest rate on certain of the swaps, extend the termination option of such swaps by two years to 2021, and eliminate the related financial guarantee and security package previously provided by Teekay Corporation in return for a prepayment amount and fees.

(4)	Principal amount reduces quarterly or semi-annually.

For the periods indicated, the following tables present the effective and ineffective portion of the gain (loss) on interest rate swap agreements designated and qualifying as cash flow hedges. The following tables exclude any interest rate swap agreements designated and qualifying as cash flow hedges in the Partnership’s equity accounted joint ventures.

Year Ended December 31, 2017				Year Ended December 31, 2016
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)		Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
(19)	(1,186)	(7)	Interest expense	101	(64)	681	Interest expense
(19)	(1,186)	(7)		101	(64)	681

Year Ended December 31, 2015
Effective Portion Recognized in AOCI (1)	Effective Portion Reclassified from AOCI (2)	Ineffective Portion (3)
(65)	—	(1,050)	Interest expense
(65)	—	(1,050)

(1)	Effective portion of designated and qualifying cash flow hedges recognized in accumulated other comprehensive income (or AOCI).

(2)	Effective portion of designated and qualifying cash flow hedges recorded in AOCI during the term of the hedging relationship and reclassified to earnings.

(3)	Ineffective portion of designated and qualifying cash flow hedges.

As at December 31, 2017, the Partnership had multiple interest rate swaps, cross currency swaps and foreign currency forward contracts governed by certain master agreements. Each of the master agreements provide for the net settlement of all derivatives subject to that master agreement through a single payment in the event of default or termination of any one derivative. The fair value of these derivatives is presented on a gross basis in the Partnership’s consolidated balance sheets. As at December 31, 2017, these derivatives had an aggregate fair value asset amount of $0.3 million and an aggregate fair value liability amount of $157.4 million (December 31, 2016 - an aggregate fair value asset amount of $0.1 million and an aggregate fair value liability amount of $216.7 million). As at December 31, 2017, the Partnership had $4.1 million on deposit with the relevant counterparties as security for cross currency swap liabilities under certain master agreements (December 31, 2016 - $30.2 million). The deposit is presented in Restricted cash and Restricted cash - long-term on the consolidated balance sheets.

Tabular disclosure

The following table presents the location and fair value amounts of derivative instruments, segregated by type of contract, on the Partnership’s balance sheets.

	Other current assets $	Other assets $	Accrued liabilities $	Current portion of derivative liabilities $	Derivative liabilities $
As at December 31, 2017
Foreign currency contracts	347	28	—	(665)	(67)
Cross currency swaps	—	—	(916)	(4,412)	(38,678)
Interest rate swaps	233	1,565	(3,883)	(37,438)	(128,724)
	580	1,593	(4,799)	(42,515)	(167,469)
As at December 31, 2016
Foreign currency contracts	119	—	—	(1,634)	(271)
Cross currency swaps	—	—	(2,375)	(20,281)	(114,723)
Interest rate swaps	181	2,597	(5,653)	(33,087)	(167,144)
	300	2,597	(8,028)	(55,002)	(282,138)

Total realized and unrealized (loss) gain of interest rate swaps and foreign currency forward contracts that are not designated for accounting purposes as cash flow hedges are recognized in earnings and reported in realized and unrealized loss on derivative instruments in the consolidated statements of (loss) income. The effect of the (loss) gain on these derivatives in the consolidated statements of (loss) income for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Realized (loss) gain on derivative instruments
Interest rate swaps	(78,296)	(52,819)	(71,617)
Foreign currency forward contracts	900	(7,153)	(13,799)
	(77,396)	(59,972)	(85,416)
Unrealized gain (loss) on derivative instruments
Interest rate swaps	33,114	29,937	11,952
Foreign currency forward contracts	1,429	9,722	(240)
	34,543	39,659	11,712
Total realized and unrealized (loss) gain on derivative instruments	(42,853)	(20,313)	(73,704)

Realized and unrealized gain (loss) of cross currency swaps are recognized in earnings and reported in foreign currency exchange loss in the consolidated statements of (loss) income. The effect of the gain (loss) on cross currency swaps in the consolidated statements of (loss) income for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31, 2017 $	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $
Realized loss	(84,205)	(53,497)	(10,140)
Unrealized gain (loss)	91,914	46,127	(61,734)
Total realized and unrealized gain (loss) on cross currency swaps	7,709	(7,370)	(71,874)

The Partnership is exposed to credit loss in the event of non-performance by the counterparties, all of which are financial institutions, to the foreign currency forward contracts and the interest rate swap agreements. In order to minimize counterparty risk, the Partnership only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time of the transactions. In addition, to the extent possible and practical, interest rate swaps are entered into with different counterparties to reduce concentration risk.